TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT
TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT

12.    TEMPORARY EQUITY AND SHAREHOLDERS’ DEFICIT

On September 14, 2020, the Company adopted the tenth amended and restated certification of incorporation (“Tenth Amended and Restated Company Charter”). As a result of the Tenth Amended and Restated Company Charter, the consummation of the Merger, which is a liquidation transaction, will result in the automatic conversion of Preferred Stock into Common Stock. See Note 13 — Temporary Equity and Shareholders’ Deficit in the accompanying notes to the consolidated audited financial statements as of and for the year ended December 31, 2019 for the significant terms of the Preferred Stock.

13.TEMPORARY EQUITY AND SHAREHOLDERS’ DEFICIT

During 2018 as part of a tender offer process approved by our board of directors, we repurchased 692,854,  290,939,  18,524, and 5,545,160 shares of Series A Convertible Preferred Stock (“Series A”), Series B Convertible Preferred Stock (“Series B”), Series D Convertible Preferred Stock (“Series D”), and Common Stock, respectively. The participants in this transaction included our preferred stock investors, employees, former employees, advisors, and two of our founders. The shares were repurchased at a price of $8.00 per share for a total purchase price of $52.4 million. The repurchase resulted in the recognition of $6.6 million of stock-based compensation expense for the excess of the repurchase price over the fair value of the common stock awards repurchased. On February 4, 2019, following the tender offer process and separately approved by the Board of Directors, we repurchased an additional 500,000 shares of common stock from an executive at a price of $8.00 per share for a total purchase price of $4.0 million. The repurchase resulted in the recognition of $590 thousand of stock-based compensation expense for the excess of the repurchase price over the fair value of the common stock awards repurchased.

Common Stock — No dividends other than those payable solely in Common Stock shall be paid on any Common Stock, unless and until (i) the dividends are paid on each outstanding share of Convertible Preferred Stock and (ii) a dividend is paid with respect to all outstanding shares of convertible Preferred Stock in an amount equal to or greater than the aggregate amount of dividends, which would be payable on each share of convertible Preferred Stock, if immediately prior to such payment on Common Stock, it had been converted into Common Stock.

Common Stock Reserved, as Converted — We have reserved shares of common stock, on an as-converted basis, for future issuance as follows (shares in thousands):

	December 31,
	2019	2018
Redeemable convertible preferred stock outstanding	194,384	167,841
Stock options issued and outstanding	22,633	26,330
RSUs issued and outstanding	14,070	564
Restricted shares of common stock	2,156	1,666
Early exercised stock options (unvested)	116	693
Warrants issued and outstanding	2,459	7,701
Future issuance of warrants	750	—
Shares available for future equity grants under 2014 Stock Plan	2,176	12,918
Total	238,744	217,713

Convertible Preferred Stock

All of our Preferred Stock is classified as temporary equity because the Preferred Stock is redeemable upon the occurrence of a Deemed Liquidation, which is not within our control. However, because a Deemed Liquidation event is currently not probable to occur, the Preferred Stock is currently not remeasured to its redemption value

In 2014 through 2019, we issued Series A, Series B, Series C Convertible Preferred Stock (“Series C”), Series C‑1 Convertible Preferred Stock (“Series C‑1”), Series D, Series D‑1 Convertible Preferred Stock (“Series D‑1”), Series E Convertible Preferred Stock (“Series E”), Series E‑1 Convertible Preferred Stock (“Series E‑1”), and Series E‑2 Convertible Preferred Stock (“Series E‑2”) (collectively, “Preferred Stock”).

In March and April 2018, we issued $20.0 million of convertible notes (the “2018 Notes”) to investors. The 2018 notes were issued with a maturity date two years from the issuance date at an interest rate of 7% per annum, which is payable on a quarterly basis; if we elected to not make cash interest payments, the interest would accrue at 10% per annum. The 2018 notes would convert to preferred shares of the company in a qualified equity financing event with a conversion price the lesser of: (i) 85% of the qualified financing price per share if converted within one year of issuance and 80% of the qualified financing price per share if converted thereafter and (ii) $2.080 billion divided by the number of outstanding shares of common stock immediately prior to the qualified financing (assuming conversion of all securities convertible into common stock except for the 2018 Notes).

In May through December 2018, we issued 73,940,269 shares of Series E at $9.58 per share to investors in exchange for $708.2 million. This was a qualified financing event as per the 2018 Notes agreement, and the full value of the convertible notes were converted into 2,486,560 shares of Series E‑1 for 85% of the Series E price per share of $8.14. Accrued interest expense of $0.3 million was recorded up to conversion and was added to the value of the Series E‑1 shares. We recognized a net loss associated with the bifurcated conversion options of $3.3 million with respect to the convertible notes and the subsequent conversion to Series E‑1. We incurred approximately $1.4 million in Series E issuance costs, which is recorded as a discount to the carrying value of Series E.

In February through May 2019, we issued 21,222,829 shares of Series E‑2 at $13.3288 per share to investors in exchange for $282.9 million. We incurred approximately $235.9 thousand in Series E‑2 issuance costs, which is recorded as a discount to the carrying value of Series E‑2. In 2019, we issued 5,320,038 shares of Series D as a result of warrants exercised. Refer to Note 15 — Warrants for further information.

Significant terms of the Preferred Stock are as follows:

Dividends

The holders of Preferred Stock, in preference to the holders of Common Stock, shall be entitled to receive, when declared by the board of directors, cash dividends at the rate of $0.0317,  $0.1096,  $0.3589,  $0.2871,  $0.5263,  $0.4737,  $0.7662,  $0.6513, and $1.0663 per share for Series A, Series B, Series C, Series C‑1, Series D, Series D‑1, Series E, Series E‑1, and Series E‑2 Convertible Preferred Stock, respectively. Additionally, the Preferred Stock entitles the holders to participate in dividends with the holders of Common Stock on an as-converted basis. Such dividends shall be payable only if and when declared by the board of directors and shall be noncumulative.

Voting

The holder of each share of Preferred Stock shall have the right to one vote for each share of Common Stock into which such Preferred Stocks could then be converted, and with respect to such vote, such holder shall have full voting rights and powers equal to the voting rights and powers of the holders of Common Stock, and shall be entitled, notwithstanding any provision hereof, to notice of any shareholders’ meeting in accordance with our bylaws. The holders of Preferred Stock and the holders of Common Stock shall vote together and not as separate classes.

Conversion

The holder of each share of Preferred Stock has the option to convert each share of Preferred Stock into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing the original issue price by the conversion price applicable to such series of Preferred Stock. Each share of Preferred Stock shall automatically be converted into shares of Common Stock at the conversion rate (i) with the approval, affirmative vote, written consent, or agreement of the holders of a majority of the then outstanding Preferred Stock (the “Requisite Preferred Majority”), voting together as a single class and on an as-converted basis, (with the exception that the Series C and Series C‑1 shall not be converted without the approval of the holders of at least 60% of the then outstanding shares of Series C and Series C‑1 (the “Requisite Series C Majority”), with the exception that the Series D and Series D‑1 shall not be converted without the approval of at least two thirds of the then outstanding shares of Series D and Series D‑1 (the “Requisite Series D Majority”), with the exception that the Series E and Series E‑1 shall not be converted without the approval of a majority of then outstanding shares of Series E and Series E‑1 (the “Requisite Series E Majority”), and with the exception that the Series E‑2 Preferred Stock shall not be converted without the approval of a majority of the then outstanding shares of Series E‑2 (the “Requisite Series E‑2 Majority’)) or (ii) upon the effectiveness of a registration statement under the Securities Act of 1933, filed in connection with a firm commitment underwritten public offering of Common Stock with a price per share of at least $14.37 (as adjusted for stock dividends, combinations, or splits), and an aggregate offering price of not less than $50.0 million.

Liquidation Preference

In the event of any liquidation, change in control, dissolution, or winding up of our business (a “Liquidation Event” or “Deemed Liquidation”), the holders of Series E, Series E‑1, or Series E‑2 are entitled to receive, prior and in preference to any distribution of any of our assets to the holders of Series A, Series B, Series C, Series C‑1, Series D, and Series D‑1 and Common Stock by reason of their ownership thereof, an amount per share equal to (i) $9.5780 per share (as adjusted for stock splits, stock dividends, reclassification, and the like with respect to such series of Preferred Stock) with respect to each share of Series E , (ii) $8.1413 per share (as adjusted for stock splits, stock dividends, reclassification, and the like with respect to such series of Preferred Stock) with respect to each share of Series E‑1, and (iii) $13.3288 per share (as adjusted for stock splits, stock dividends, reclassification, and the like with respect to such series of Preferred Stock) with respect to each share of Series E‑2. If, upon the occurrence of such event, the assets and funds thus distributed among the holders of Series E, Series E‑1 and Series E‑2 shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of our legally available for distribution shall be distributed ratably among the holders of Series E, Series E‑1, and Series E‑2 in proportion to the preferential amount each such holder is otherwise entitled to receive.

Upon completion of the distribution to Series E, Series E‑1, and Series E‑2, the holder of Series A, Series B, Series C, Series C‑1, Series D, and Series D‑1 are entitled to receive, prior and in preference to any distribution of any of the assets of our Company to the holders of Common Stock by reason of their ownership thereof, an amount per share equal to (i) $0.3957 per share (as adjusted for stock splits, stock dividends, reclassification, and the like with respect to such series of Preferred Stocks) with respect to each share of Series A, (ii) $1.3693 per share (as adjusted for stock splits, stock dividends, reclassification, and the like with respect to such series of Preferred Stock) with respect to each share of Series B, (iii) $4.4856 per share (as adjusted for stock splits, stock dividends, reclassification, and the like with respect to such series of Preferred Stock) with respect to each share of Series C plus any declared but unpaid dividends, (iv) $3.5885 per share (as adjusted for stock splits, stock dividends, reclassification, and the like with respect to such series of Preferred Stock) with respect to each share of Series C‑1, (v) $6.5789 per share (as adjusted for stock splits, stock dividends, reclassification, and the like with respect to such series of Preferred Stock) with respect to each share of Series D, (vi) $5.9210 per share (as adjusted for stock splits, stock dividends, reclassification, and the like with respect to such series of Preferred Stock) with respect to each share of Series D‑1. If, upon the occurrence of such event, the assets and funds thus distributed among the holders of Preferred Stocks shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of our Company legally available for distribution shall be distributed ratably among the holders of Series A, Series B, Series C, Series C‑1, Series D, and Series D‑1 in proportion to the preferential amount each such holder is otherwise entitled to receive. After payment of the liquidation amount, the remaining assets or property distributable upon such liquidation shall be divided pro rata among the holders of the Common Stock.

Redemption

The shares of Preferred Stocks are not redeemable at the option of the holder. Unless waived by the Requisite Preferred Majority, the Requisite Series C Majority, the Requisite Series D Majority, the Requisite Series E Majority, and the Requisite Series E‑2 Majority, a liquidation event or a transaction in which 50% of our voting power is transferred, other than a bona fide equity financing, or a sale of substantially all of our assets would constitute a redemption event.